Trade and Other Receivables (Details) - Schedule of trade and other receivables - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Trade receivables [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current	[1]	S/ 78,519	S/ 91,072
Non-Current	[1]
Other accounts receivable [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		7,790	5,940
Non-Current
Accounts receivable from Parent company and affiliates [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		1,858	1,314
Non-Current
Interest receivable [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		1,163	636
Non-Current
Loans to employees [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		676	610
Non-Current
Funds restricted to tax payments [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		244	1,314
Non-Current
Other receivables from sale of fixed assets [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		215	937
Non-Current
Loans granted [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current			1,066
Non-Current			83
Allowance for expected credit losses [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current	[2],[3]	(7,433)	(5,539)
Non-Current	[2],[3]
Financial assets classified as receivables [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current	[2]	83,032	97,350
Non-Current	[2]		83
Value-added tax credit [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		18,459	5,368
Non-Current		1,874	2,673
Payment under protest for mining royalties [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current	[4]
Non-Current	[4]	28,922	28,922
Other accounts receivable [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current
Non-Current		12,747	9,320
Tax refund receivable [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current
Non-Current		9,034	9,242
Allowance for expected credit losses [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current	[3]
Non-Current	[3]	(9,034)	(9,034)
Non-financial assets classified as receivables [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		18,459	5,368
Non-Current		43,543	41,123
Total [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		101,491	102,718
Non-Current		S/ 43,543	S/ 41,206

[1]	Trade account receivables have current maturity (30 to 90 days) and those overdue bear interest.
[2]	The aging analysis of trade and other accounts receivable as of December 31, 2021 and 2020, is as follows:
[3]	The movement of the allowance for expected credit losses is as follows:
[4]	On March 22, 2021, the Company received Tax Court Resolution N° 00905-4-21 that declares the calculation of Mining Royalty should be based on gross sale of the final product (cement) for the years 2008 and 2009. This is an opposite position to what is established by the Constitutional Court in the STC Exp. N° 1043-2013-PA/TC that declares founded the writ of protection presented by the Company and its right to calculate the Mining Royalty exclusively based on the value of the mining component, without considering in any way the value of the final products derived from industrial and manufacturing processes.